Events occurring after the balance sheet date	3 Months Ended
Mar. 31, 2021
Events occurring after the balance sheet date
Events occurring after the balance sheet date

12.    Events occurring after the balance sheet date

No significant activities have taken place subsequent to the balance sheet date March 31, 2021 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.